Property And Equipment - Summary Of Geographical Areas (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Total non-current assets	$ 36,249	$ 36,213
Uruguay
Disclosure of geographical areas [line items]
Total non-current assets	34,062	34,518
Argentina
Disclosure of geographical areas [line items]
Total non-current assets	1,166	819
Spain
Disclosure of geographical areas [line items]
Total non-current assets	787	839
Other countries
Disclosure of geographical areas [line items]
Total non-current assets	$ 234	$ 37